SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Customer base
Intangible assets, net
Estimated useful life	5 years
Non-compete agreements
Intangible assets, net
Estimated useful life	10 years
Trademark
Intangible assets, net
Estimated useful life	10 years
Patents
Intangible assets, net
Estimated useful life	10 years
Concession contracts
Intangible assets, net
Estimated useful life	9 years
Technology
Intangible assets, net
Estimated useful life	9 years